22 Insurance contracts and contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Balance as of beginning of the year	R$ 5,269		R$ 3,465	R$ 1,720
Business combinations	32,576		4,372	2,089
Additions	19,284	[1]	2,245	13
Reversals	(3,990)		(4,813)	(357)
Balances as of end of the year	53,139		5,269	3,465
Legal proceedings and contingencies [member] | Labour [member]
Disclosure of types of insurance contracts [line items]
Balance as of beginning of the year	2,501		2,233	297
Business combinations	2,348		3,301	2,089
Additions	10,869	[1]	737	13
Reversals	(2,705)		(3,770)	(166)
Balances as of end of the year	13,280		2,501	2,233
Legal proceedings and contingencies [member] | Civil [member]
Disclosure of types of insurance contracts [line items]
Balance as of beginning of the year	2,768		1,232	1,423
Business combinations	2,741		1,071
Additions	562	[1]	1,508
Reversals	(1,285)		(1,043)	(191)
Balances as of end of the year	4,519		2,768	1,232
Legal proceedings and contingencies [member] | Taxes [member]
Disclosure of types of insurance contracts [line items]
Balance as of beginning of the year
Business combinations	27,487
Additions	7,853	[1]
Balances as of end of the year	R$ 35,340

[1]	The total amount of R$ 9,940 are related to legal proceedings attributed to the selling shareholders administration. The same amount was recorded as indemnification assets in the balance sheet in other assets.